6. Context, resilience measures and impacts of the COVID-19 pandemic (Details Narrative) - Organization of the petroleum exporting countries (OPEC) [member] - Other countries [member]	Jul. 31, 2020	Apr. 30, 2020
New agreement [member]
DisclosureContextResilienceMeasuresAndImpactsOfPandemicLineItems [Line Items]
Description of reduction on combined production		9.7 million barrels per day (bpd) for May and June 2020, after Brent prices present a material reduction in March and April, reaching the lowest price of the year (US$ 19.33 per barrel).
Adherence agreement [member] | Subsequent events [member]
DisclosureContextResilienceMeasuresAndImpactsOfPandemicLineItems [Line Items]
Description of reduction on combined production	Reduced from 9.7 million bpd to 7.7 million bpd as of August 2020, remaining at this level until December 2020.
Description of voluntary cuts on production	OPEC+ members decided to reduce their cuts to 7.2 million bpd